Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Comprehensive income [abstract]
Net income (loss)	$ (121,083)	$ 67,842	$ (97,011)	$ 144,764
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	87,008	(51,326)	(152,284)	89,755
Total other comprehensive income (loss)	87,008	(51,326)	(152,284)	89,755
Total comprehensive income (loss)	(34,075)	16,516	(249,295)	234,519
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	(10,247)	3,684	(72,952)	62,820
Non-controlling interest	(23,828)	12,832	(176,343)	171,699
Total comprehensive income, net	$ (34,075)	$ 16,516	$ (249,295)	$ 234,519